Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 826.0	€ 327.5
Restricted cash	0.1	0.1
Cash and cash equivalents	826.1	327.6	€ 219.2	€ 329.5
Bank overdrafts	(1.3)	0.0
Cash and cash equivalents if different from statement of financial position	€ 824.8	€ 327.6	€ 219.2